Segment and geographic information (Tables)	12 Months Ended
Jun. 30, 2024
Segment and geographic information
Schedule of reconciliation of segment EBITDA to consolidated net income

	June 30, 2022
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	672,515	15,266	687,781	—	687,781
Segment EBITDA	80,350	4,229	84,579	(72,626)	11,953
Depreciation and amortization					(9,088)
Finance income (costs), net					(998)
Income tax expense					(11,184)
Net loss					(9,317)
(1)	Reconciliation relates to corporate administrative expenses of €17,830 thousand, which have not been allocated to the online operations or the retail stores, as well as €2,493 thousand related to Other transaction-related, certain legal and other expenses and share-based compensation of €52,303 thousand during the year ended June 30, 2022.

	June 30, 2023
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	751,299	14,704	766,003	—	766,003
Segment EBITDA	48,729	4,966	53,696	(50,724)	2,971
Depreciation and amortization					(11,653)
Finance income (costs), net					(2,460)
Income tax expense					(5,877)
Net loss					(17,019)
(1)	During the fiscal year ended June 30, 2023, there were €15,500 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Additionally, there were €5,446 thousand related to Other transaction-related, certain legal and other expenses and Share-based compensation expenses totaling €30,021 thousand.

	June 30, 2024
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	826,690	14,162	840,852	—	840,852
Segment EBITDA	37,396	4,516	41,912	(48,660)	(6,748)
Depreciation and amortization					(15,205)
Finance income (costs), net					(4,772)
Income tax expense					1,814
Net loss					(24,911)
(1)

During the year ended June 30, 2024, there were €16,072 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Additionally, there were €14,081 thousand in expenses related to Other transaction-related, certain legal and other expenses. Share-based compensation expenses amounts to €18,508 thousand.